Pension Plans Weighted Average Assumptions Used to Determine Benefit Obligations (Detail) - Foreign Pension Plan [Member]	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.91%	2.65%
Rate of compensation increase	2.89%	2.77%